10-K Nature of Operations	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations	Nature of Operations
Bowhead Specialty Holdings Inc. (“Bowhead”, “BSHI”, or “the Company”), formerly known as Bowhead Holdings Inc., is a Delaware domiciled insurance holding company that is wholly-owned by Bowhead Insurance Holdings LP (“BIHL”). On March 19, 2024, the Company amended the certificate of incorporation of Bowhead Holdings Inc. to change the name of the Company to Bowhead Specialty Holdings Inc. Bowhead provides specialty property and casualty insurance products in the U.S., initially focusing on Casualty, Professional Liability and Healthcare risks, which are primarily written on a non-admitted (or excess and surplus (“E&S”)) basis.
Bowhead conducts its business operations through three wholly-owned subsidiaries. Bowhead Specialty Underwriters, Inc. (“BSUI”) is Bowhead’s Managing General Agent, holding a resident insurance license in the State of Texas, and is domiciled in the State of Delaware. Bowhead Insurance Company, Inc. (“BICI”) is Bowhead’s insurance company subsidiary licensed and domiciled in the State of Wisconsin. Bowhead Underwriting Services, Inc. (“BUSI”) is the Company’s services company domiciled in the State of Delaware.
On February 1, 2021, BSUI entered into three Managing General Agency Agreements (“MGA Agreements”) with Homesite Insurance Company, Homesite Insurance Company of Florida, and Midvale Indemnity Company (together “AmFam Issuing Carriers”). BSUI also executed third-party broker agreements, allowing the direct payment of premiums from the brokers to BSUI. Through these MGA agreements, BSUI writes premium and provides claim handling services on behalf of the AmFam Issuing Carriers, and BICI assumes 100% of the premium, net of any inuring third-party reinsurance, through a Quota Share Agreement with American Family Mutual Insurance Company, S.I. (the “AmFam”). AmFam receives a ceding fee on net premiums assumed by BICI (“Ceding Fee”). BICI also entered into an Insurance Trust Agreement to support the obligations of the 100% Quota Share Agreement with AmFam.
The Company is organized as a single operating and reportable segment through which it offers a variety of specialty insurance products to a number of markets.